Exhibit 1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Santander Bank, N.A. (the “Company”)

Santander Commercial Mortgage Securities LLC

Santander US Capital Markets LLC

ATLAS SP Securities, a division of Apollo Global Securities, LLC

Atlas SP Partners, L.P.

(collectively, the “Specified Parties”):

Re: SCMS 2025-BNC1 Mortgage Trust – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “SCMS 2025-BNC1 - Data Tape.xlsx” provided by the Company on November 13, 2025 (the “Data File”), containing information on 30 mortgage loans (the “Mortgage Loans”) and 32 related mortgaged properties (the “Mortgaged Properties”) as of December 1, 2025 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by SCMS 2025-BNC1 Mortgage Trust, Commercial Mortgage Pass-Through Certificates, Series 2025-BNC1 (the “Certificates”). The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.
•	The term “Loan Files” means the electronic copies of source documents or electronic sources provided by the Company and listed in Attachment A. We make no representation regarding the validity or accuracy of any of the source documents or sources.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology, or value, as described in Attachment C.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
•	The term “Provided Information” means the Cut-off Date, Loan Files, Calculation Methodology and Instructions.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	For the Mortgage Loans and Mortgaged Properties included in the Data File, we compared the Compared Attributes in the Data File (except for those with “Provided by the Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions, as applicable, constituted an exception, except for those Compared Attributes with “Provided by the Company” in the “Source Document(s)” column of Attachment A. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	For the Mortgage Loans and Mortgaged Properties included in the Data File, we recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology and (iii) the Instructions.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

2

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing the Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans and related Mortgaged Properties that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

November 13, 2025

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document(s)
Standard Heading	Provided by the Company
Loan ID Number	Loan Agreement, Note
Loan / Property Flag	Provided by the Company
# of Properties	Appraisal Report, Engineering Report
Borrower Name	Loan Agreement, Note
Property Name	Provided by the Company
Mortgage Loan Originator	Loan Agreement
Mortgage Loan Seller	Provided by the Company
Crossed Group	Cross Collateralization Agreement
Address	Appraisal Report, Engineering Report
City	Appraisal Report, Engineering Report
County	Appraisal Report, Engineering Report
State	Appraisal Report, Engineering Report
Zip Code	Appraisal Report, Engineering Report
Property Type	Appraisal Report, Engineering Report
Property Sub-Type	Appraisal Report, Engineering Report
Year Built	Appraisal Report, Engineering Report
Year Renovated	Appraisal Report, Engineering Report
Number of Units	Appraisal Report, Engineering Report
Unit of Measure	Appraisal Report, Engineering Report
Original Balance ($)	Loan Agreement, Note
Current UPB ($)	Servicer Report
Cut-off Date Balance ($)	Servicer Report
Interest Rate %	Loan Agreement, Note
Administrative Fee Rate %	Provided by the Company
Monthly Debt Service (P&I) ($)	Loan Agreement, Note
Amortization Type	Loan Agreement, Note
ARD Loan (Yes / No)	Loan Agreement, Note
Interest Accrual Method	Loan Agreement, Note
Original Interest-Only Period (Mos.)	Loan Agreement, Note
Original Term To Maturity / ARD (Mos.)	Loan Agreement, Note
Original Amortization Term (Mos.)	Loan Agreement, Note
Origination Date	Loan Agreement, Note
Payment Due Date	Loan Agreement, Note
First Payment Date	Loan Agreement, Note
First P&I Payment Date	Loan Agreement, Note

ATTACHMENT A

Attribute	Source Document(s)
Maturity Date or Anticipated Repayment Date	Loan Agreement, Note
Final Maturity Date	Loan Agreement, Note
Grace Period - Late Fee (Days)	Loan Agreement, Note
Prepayment Provision	Loan Agreement, Note
Underwritten EGI at Origination	CRR Income & Expense Analysis
Underwritten Expenses at Origination	CRR Income & Expense Analysis
Origination Underwriting Date	CRR Income & Expense Analysis
Current Underwritten EGI ($)	ASR
Current Underwritten Expenses ($)	ASR
Current Underwritten Net Operating Income ($)	ASR
Underwritten Replacement / FF&E Reserve ($)	ASR
Underwritten TI / LC ($)	ASR
Current Underwritten Net Cash Flow ($)	ASR
Appraised Value ($)	Appraisal Report
Appraised Value Type	Appraisal Report
Appraisal Date	Appraisal Report
Leased Occupancy (%)	ASR
Occupancy Date	ASR
Second Most Recent EGI ($)	ASR
Second Most Recent Expenses ($)	ASR
Second Most Recent NOI ($)	ASR
Second Most Recent NOI Date	ASR
Second Most Recent Description	ASR
Third Most Recent EGI ($)	ASR
Third Most Recent Expenses ($)	ASR
Third Most Recent NOI ($)	ASR
Third Most Recent NOI Date	ASR
Third Most Recent Description	ASR
Most Recent EGI ($)	ASR
Most Recent Expenses ($)	ASR
Most Recent NOI ($)	ASR
Borrower Financials	ASR
Most Recent Description	ASR
Environmental Phase I Report Date	Phase I Environmental Report for each 15M or Greater Mortgage Loan, otherwise Provided by the Company.

ATTACHMENT A

Attribute	Source Document(s)
Environmental Phase II Report Date	Phase II Environmental Report for each 15M or Greater Mortgage Loan, otherwise Provided by the Company.
Engineering Report Date	Engineering Report for each 15M or Greater Mortgage Loan, otherwise Provided by the Company.
Seismic Report Date	Seismic Report for each 15M or Greater Mortgage Loan, otherwise Provided by the Company.
PML or SEL (%)	Seismic Report for each 15M or Greater Mortgage Loan, otherwise Provided by the Company.
Flood Zone	Engineering Report for each 15M or Greater Mortgage Loan, otherwise Provided by the Company.
Ownership Interest	Title Policy
Ground Lease Expiration Date	Ground Lease Documents, PILOT Lease Documents, Loan Agreement
Ground Lease Extension Terms	Ground Lease Documents, PILOT Lease Documents, Loan Agreement
Annual Ground Lease Payment as of the Cut-off Date ($)	Ground Lease Documents, PILOT Lease Documents, Loan Agreement
Annual Ground Rent Increases (Y/N)	Ground Lease Documents, PILOT Lease Documents, Loan Agreement
Current RE Tax Reserve ($)	Servicer Report
Monthly RE Tax Reserve ($)	Servicer Report
Current Insurance Reserve ($)	Servicer Report
Monthly Insurance Reserve ($)	Servicer Report
Current Replacement / PIP Reserve ($)	Servicer Report
Monthly Replacement / FF&E Reserve ($)	Servicer Report, Loan Agreement
Replacement Reserve Caps ($)	Servicer Report
Upfront TI/LC Reserve ($)	Servicer Report
Monthly TI/LC Reserve ($)	Servicer Report
TI/LC Caps ($)	Servicer Report
Upfront Debt Service Reserve ($)	Servicer Report
Monthly Debt Service Reserve ($)	Servicer Report
Debt Service Reserve Cap ($)	Servicer Report
Upfront Deferred Maintenance Reserve ($)	Servicer Report
Upfront Other Reserve ($)	Servicer Report
Monthly Other Reserve ($)	Servicer Report
Other Reserve Description	Servicer Report
Other Reserve Cap ($)	Servicer Report
Holdback/ Earnout Amount ($)	Servicer Report
Holdback/ Earnout Description	Servicer Report
Lockbox Type	Loan Agreement, Cash Management Agreement
Cash Management	Loan Agreement, Cash Management Agreement

ATTACHMENT A

Attribute	Source Document(s)
Excess Cash Trap Triggered by DSCR and/or Debt Yield Test (Y/N)	Loan Agreement, Cash Management Agreement
Tenant Specific Excess Cash Trap Trigger (Y/N)	Loan Agreement, Cash Management Agreement
Pari Passu (Y/N)	Provided by the Company
Pari Passu in Trust Controlling (Y/N)	Provided by the Company
Trust Pari Passu Cut-off Date Balance ($)	Provided by the Company
Non-Trust Pari Passu Companion Loan Cut-off Date Balance ($)	Provided by the Company
Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Provided by the Company
Total Trust and Non-Trust Pari Passu Companion Loan Monthly Debt Service ($)	Provided by the Company
Subordinate Companion Loan Cut-off Date Balance ($)	Provided by the Company
Subordinate Companion Loan Interest Rate	Provided by the Company
Whole Loan Cut-off Date Balance ($)	Provided by the Company
Whole Loan Monthly Debt Service ($)	Provided by the Company
Whole Loan Cut-off Date LTV Ratio (%)	Provided by the Company
Whole Loan Underwritten NCF DSCR (x)	Provided by the Company
Whole Loan Underwritten NOI Debt Yield (%)	Provided by the Company
Mezzanine Debt Cut-off Date Balance($)	Mezzanine Loan Agreement, Mezzanine Note
Mezzanine Debt Interest Rate (%)	Mezzanine Loan Agreement, Mezzanine Note
Future Additional Debt Permitted (Y/N)	Loan Agreement, for the Mortgage Loan “Trailpoint at the Woodlands” the Mezzanine Loan Agreement was used
Future Debt Permitted Type	Loan Agreement, for the Mortgage Loan “Trailpoint at the Woodlands” the Mezzanine Loan Agreement was used
Sponsor	ASR
Non-Recourse Carveout Guarantor	Guaranty, Loan Agreement
Delaware Statutory Trust (Y/N)	Loan Agreement, Note
Tenants-in-common (Y/N)	Loan Agreement, Note

ATTACHMENT A

Attribute	Source Document(s)
Loan Purpose	NILO Report
Property Located Within a Qualified Opportunity Zone (Y/N)	https://www.novoco.com/public-media/mapbox/opzone/gozone_map_18.html
Sources: Loan Amount ($)	NILO Report
Sources: Principal's New Cash Contribution ($)	NILO Report
Sources: Subordinate Debt ($)	NILO Report
Sources: Other Sources ($)	NILO Report
Sources: Total Sources ($)	NILO Report
Uses: Loan Payoff ($)	NILO Report
Uses: Purchase Price ($)	NILO Report
Uses: Closing Costs ($)	NILO Report
Uses: Reserves ($)	NILO Report
Uses: Principal Equity Distribution ($)	NILO Report
Uses: Other Uses ($)	NILO Report
Uses: Total Uses ($)	NILO Report

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology
% of Initial Pool Balance	Cut-off Date Balance ($) divided by the aggregate Cut-off Date Balance ($) of all Mortgage Loans.
Related Group	Recompute by grouping loans by Sponsor.
Cut-off Balance Per Unit ($)	Cut-off Date Balance ($) divided by Number of Units.
Maturity/ARD Balance ($)	Recompute as the aggregate principal amount that is scheduled to be paid on the Maturity Date or Anticipated Repayment Date, excluding the principal component that is included in the Monthly Debt Service (P&I) ($) that is due on the Maturity Date or Anticipated Repayment Date using the Original Balance ($), Interest Accrual Method, Seasoning (Mos.), Original Interest-Only Period (Mos.), First Payment Date, Maturity Date or Anticipated Repayment Date, Interest Rate % and Monthly Debt Service (P&I) ($), as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Net Mortgage Rate %	Interest Rate % minus Administrative Fee Rate %.
Monthly Debt Service (IO) ($)	Recompute using the Original Balance ($), Interest Accrual Method, Original Interest-Only Period (Mos.) and Interest Rate %. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
Annual Debt Service (P&I) ($)	Monthly Debt Service (P&I) ($) multiplied by twelve months (12). If Amortization Type is equal to “Interest Only”, set equal to “NAP”.
Annual Debt Service (IO) ($)	Monthly Debt Service (IO) ($) multiplied by twelve months (12).
Remaining Interest-Only Period (Mos.)	Original Interest-Only Period (Mos.) minus Seasoning (Mos.) (but to an amount not less than zero).
Remaining Term To Maturity / ARD (Mos.)	Original Term To Maturity / ARD (Mos.) minus Seasoning (Mos.).
Remaining Amortization Term (Mos.)	Original Amortization Term (Mos.) minus Seasoning (Mos.) plus Original Interest-Only Period (Mos.). If Remaining Interest-Only Period (Mos.) is greater than zero, set equal to the Original Amortization Term (Mos.).
Seasoning (Mos.)	Number of payments between and including the First Payment Date and the Cut-off Date.
Underwritten NOI at Origination	Net operating income plus replacement reserves listed in the CRR Income & Expense Analysis.
Underwritten NCF at Origination	Underwritten NOI at Origination minus replacement reserves listed in the CRR Income & Expense Analysis.
Current Underwritten Economic Occupancy (%)	100% minus the absolute value of the underwritten vacancy percentage listed in the ASR.

B-1

ATTACHMENT B

Attribute	Calculation Methodology
Current Underwritten NOI DSCR (x)	Current Underwritten Net Operating Income ($) divided by Annual Debt Service (P&I) ($). If Amortization Type is equal to “Interest Only”, Current Underwritten Net Operating Income ($) divided by Annual Debt Service (IO) ($).
Current Underwritten NCF DSCR (x)	Current Underwritten Net Cash Flow ($) divided by Annual Debt Service (P&I) ($). If Amortization Type is equal to “Interest Only”, Current Underwritten Net Cash Flow ($) divided by Annual Debt Service (IO) ($).
Current Underwritten NOI Debt Yield (%)	Current Underwritten Net Operating Income ($) divided by Cut-off Date Balance ($).
Current Underwritten NCF Debt Yield (%)	Current Underwritten Net Cash Flow ($) divided by Cut-off Date Balance ($).
Cut-off Date LTV Ratio (%)	Cut-off Date Balance ($) divided by Appraised Value ($).
LTV Ratio at Maturity / ARD (%)	Maturity/ARD Balance ($) divided by Appraised Value ($).
Total Debt Cut-off Date Balance ($)	Cut-off Date Balance ($) plus Mezzanine Debt Cut-off Date Balance($)
Total Debt Monthly Debt Service ($)

If Mezzanine Debt Cut-off Date Balance($) is greater than zero, the sum of (A) Monthly Debt Service (IO) ($)

and (B) the product of (i) Mezzanine Debt Cut-off Date Balance($) (ii) Mezzanine Debt Interest Rate (%) (iii) 365/360 divided by 12. Otherwise, ‘NAP’.

Total Debt Cut-off Date LTV Ratio (%)	Total Debt Cut-off Date Balance ($) divided by Appraised Value ($)
Total Debt Underwritten NCF DSCR (x)	Current Underwritten Net Cash Flow ($) divided by annualized Total Debt Monthly Debt Service ($)
Total Debt Underwritten NOI Debt Yield (%)	Current Underwritten Net Operating Income ($) divided by Total Debt Cut-off Date Balance ($)

B-2

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes or Recomputed Attributes with the source document or Instruction indicated as “Provided by the Company”, we were instructed by the Company to assume the attribute is accurate and therefore, we did not perform any procedure.

2.	For the Mortgaged Loan “Valley View Apartments” we were instructed to use the Amended Note, Amended Loan Agreement and Amended Guaranty as listed in the Instructions and to use the original versions of the Note, Loan Agreement and Guaranty elsewhere.

3.	We were instructed by the Company to perform procedures on the following Compared Attributes for Mortgage Loans with an Original Balance ($) greater than or equal to $15,000,000 (each applicable Mortgage Loan a “15M or Greater Mortgage Loan”):

Compared Attribute
Environmental Phase I Report Date
Environmental Phase II Report Date
Engineering Report Date
Seismic Report Date
PML or SEL (%)
Flood Zone

4.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Loans and Mortgaged Properties and Compared or Recomputed Attribute(s):

Property Name	Compared Attribute(s) or Recomputed Attribute(s)	Instruction
Green Rock Estates	Loan Purpose	Provided by the Company
Green Rock Estates	Sources: Loan Amount ($)	Provided by the Company
Green Rock Estates	Sources: Principal's New Cash Contribution ($)	Provided by the Company
Green Rock Estates	Sources: Subordinate Debt ($)	Provided by the Company
Green Rock Estates	Sources: Other Sources ($)	Provided by the Company
Green Rock Estates	Sources: Total Sources ($)	Provided by the Company
Green Rock Estates	Uses: Loan Payoff ($)	Provided by the Company
Green Rock Estates	Uses: Purchase Price ($)	Provided by the Company
Green Rock Estates	Uses: Closing Costs ($)	Provided by the Company
Green Rock Estates	Uses: Reserves ($)	Provided by the Company
Green Rock Estates	Uses: Principal Equity Distribution ($)	Provided by the Company
Green Rock Estates	Uses: Other Uses ($)	Provided by the Company
Green Rock Estates	Uses: Total Uses ($)	Provided by the Company

C-1

ATTACHMENT C

Property Name	Compared Attribute(s) or Recomputed Attribute(s)	Instruction
Trailpoint at the Woodlands	Lockbox Type	Provided by the Company
Trailpoint at the Woodlands	Cash Management	Provided by the Company
Cameron Apartments; Princeton Gardens; Karen Park Apartments	Number of Units	Provided by the Company
Cameron Apartments	Number of Units	Provided by the Company
Princeton Gardens	Number of Units	Provided by the Company
Karen Park Apartments	Number of Units	Provided by the Company
Pinewood Estates	Origination Underwriting Date	Provided by the Company
Trailpoint at the Woodlands	Origination Underwriting Date	Provided by the Company
Trailpoint at the Woodlands	Sources: Principal’s New Cash Contribution ($)	Provided by the Company
Trailpoint at the Woodlands	Sources: Subordinate Debt ($)	Provided by the Company
Valley View Apartments	Borrower Name	Provided by the Company
Valley View Apartments	Monthly Debt Service (P&I) ($)	Provided by the Company
Valley View Apartments	Monthly Debt Service (IO) ($)	Provided by the Company
Valley View Apartments	Maturity/ARD Balance ($)	Provided by the Company
Valley View Apartments	Sponsor	Source from the Amended Loan Agreement
Valley View Apartments	Non-Recourse Carveout Guarantor	Source from the Amended Loan Agreement and Amended Guaranty

C-2